Document and Entity Information	Jun. 01, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 01, 2023
Entity Registrant Name	Elliott Opportunity II Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40549
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	360 Rosemary Ave
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
Country Region	+1
City Area Code	212
Local Phone Number	974-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001843862
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the Units, par value $0.0001 per share
Trading Symbol	EOCW
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable warrants to acquire one Class A ordinary share included as part of the Units
Trading Symbol	EOCW WS
Security Exchange Name	NYSE
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of a redeemable warrant to acquire one Class A ordinary share
Trading Symbol	EOCW.U
Security Exchange Name	NYSE